Income Taxes - Summary of Reconciliation of the Federal Income Tax Rate(Benefit) And Effective Tax Rate(Benefit) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax at statutory rate	21.00%	21.00%
Change in valuation allowance	(0.80%)	(66.00%)
Fair value adjustments of warrants and convertible notes	(20.60%)	3.70%
Merger related expenses	(2.40%)	0.00%
Other	(0.10%)	0.00%
Income tax expense	(2.90%)	(41.30%)